ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Textual) - CNY (¥)	1 Months Ended	12 Months Ended
	Dec. 31, 2004	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Aug. 31, 2017
Variable Interest Entity, Consolidated, Carrying Amount, Assets		¥ 42,979,000	¥ 247,231,000
Equity Method Investment, Ownership Percentage		100.00%			49.00%
Changchun Origin [Member]
Equity Method Investment, Ownership Percentage		100.00%
Denong [Member]
Equity Method Investment, Ownership Percentage		98.58%
Linze Origin [Member]
Equity Method Investment, Ownership Percentage		100.00%
Inventory [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets		¥ 0	36,436,000
Plant and Equipment [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets		29,331,000	192,928,000
Land Use Rights [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets		¥ 13,648,000	¥ 17,867,000
State Harvest Holdings Limited [Member]
Share Exchange Transaction Variable Interest Entity Voting Rights Assigned	97.96%
Period Of Operations	20 years
Assets Disposed Of By Methods Other Than Sale In Period Of Disposition		50.00%
State Harvest Holdings Limited [Member] | Criteria One [Member]
Business Combination Restriction On Control Obtained Description	49
State Harvest Holdings Limited [Member] | Criteria Two [Member]
Business Combination Restriction On Control Obtained Description	49
Beijing Origin Seed Limited [Member]
Variable Interest Entity Revenue Percentage		100.00%	99.86%	99.92%
Variable Interest Entity Total Assets Percentage		96.43%	98.95%